Accrued expenses and other current liabilities	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Accrued expenses and other current liabilities

9. Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Salary and welfare payable	1,719	2,349
Value-added tax payable	333	139
Rental payable	328	826
Others	348	452
	2,728	3,766

LUCAS GC LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2021, 2022 and 2023

(All amounts in thousands, except for share and per share data, unless otherwise noted)